ORGANIZATIONAL AND GOING CONCERN (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
State Country Name	Delaware	Delaware
Date of Incorporation	Jun. 01, 2017	Jun. 01, 2017
Common stock issued as consideration value, price per share	$ 0.025	$ 0.025	$ 0.001
Common Stock, Shares Issued	10,204,000	10,204,000	9,000,000
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
January and February, 2018 [Member] | Various investor [Member]
Common stock issued as consideration value, price per share	$ 0.025	$ 0.025
Common Stock, Shares Issued	1,204,000	1,204,000